Loans Receivable and Allowance for Loan Losses (Schedule of Impaired Loan Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans With No Related Allowance:
Recorded Investment	$ 41,307	$ 37,530
Unpaid Principal Balance	47,327	45,136
Loans With An Allowance Recorded:
Recorded Investment	11,292	19,111
Unpaid Principal Balance	11,292	19,982
Total Impaired Loans:
Recorded Investment	52,599	56,641
Unpaid Principal Balance	58,619	65,118
Related Allowance	5,585	7,120
Commercial and industrial [Member]
Loans With No Related Allowance:
Recorded Investment	9,838	7,426
Unpaid Principal Balance	12,587	11,746
Loans With An Allowance Recorded:
Recorded Investment	3,217	5,656
Unpaid Principal Balance	3,217	6,526
Total Impaired Loans:
Recorded Investment	13,055	13,082
Unpaid Principal Balance	15,804	18,272
Related Allowance	1,559	2,399
Commercial tax-exempt [Member]
Loans With No Related Allowance:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Total Impaired Loans:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Owner occupied real estate [Member]
Loans With No Related Allowance:
Recorded Investment	4,456	1,929
Unpaid Principal Balance	4,664	2,301
Loans With An Allowance Recorded:
Recorded Investment	1,366	1,451
Unpaid Principal Balance	1,366	1,451
Total Impaired Loans:
Recorded Investment	5,822	3,380
Unpaid Principal Balance	6,030	3,752
Related Allowance	1,366	1,451
Commercial construction and land development [Member]
Loans With No Related Allowance:
Recorded Investment	8,514	7,716
Unpaid Principal Balance	9,047	8,500
Loans With An Allowance Recorded:
Recorded Investment	3,155	7,833
Unpaid Principal Balance	3,155	7,833
Total Impaired Loans:
Recorded Investment	11,669	15,549
Unpaid Principal Balance	12,202	16,333
Related Allowance	1,660	2,470
Commercial real estate [Member]
Loans With No Related Allowance:
Recorded Investment	10,953	12,965
Unpaid Principal Balance	12,795	14,619
Loans With An Allowance Recorded:
Recorded Investment	0	4,171
Unpaid Principal Balance	0	4,172
Total Impaired Loans:
Recorded Investment	10,953	17,136
Unpaid Principal Balance	12,795	18,791
Related Allowance	0	800
Residential [Member]
Loans With No Related Allowance:
Recorded Investment	4,901	4,163
Unpaid Principal Balance	5,366	4,423
Loans With An Allowance Recorded:
Recorded Investment	3,078	0
Unpaid Principal Balance	3,078	0
Total Impaired Loans:
Recorded Investment	7,979	4,163
Unpaid Principal Balance	8,444	4,423
Related Allowance	524	0
Consumer [Member]
Loans With No Related Allowance:
Recorded Investment	2,645	3,331
Unpaid Principal Balance	2,868	3,547
Loans With An Allowance Recorded:
Recorded Investment	476	0
Unpaid Principal Balance	476	0
Total Impaired Loans:
Recorded Investment	3,121	3,331
Unpaid Principal Balance	3,344	3,547
Related Allowance	$ 476	$ 0